Revenue - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Unbilled service fees	$ 75,638		$ 65,004	$ 63,247
Unbilled outside vendor costs, billable to clients	22,763		30,133	42,369
Advance billings			171,742	$ 138,505
Deferred Revenue, Additions	24,939		33,237
Revenue recognized		$ 104,937	121,659
Contract with Customer, Liability	146,803		$ 171,742
Revenue, Remaining Performance Obligation, Amount	$ 35,771
Revenue, Remaining Performance Obligation, Current Year, Percentage	87.00%
Revenue, Remaining Performance Obligation, Year Two, Percentage	11.00%
Revenue, Remaining Performance Obligation, Year Three, Percentage	2.00%